Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Disclosure [Abstract]
Supplemental Cash Flow Disclosures
28.	Supplemental cash flow disclosures

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Cash provided by (used in):
Accounts receivable	(2,037)	(19,625)	(2,469)
Biological assets	13,789	19,328	(2,102)
Inventory	(12,315)	(57,977)	(923)
Prepaid expenses and deposits	2,280	(7,213)	1,072
Accounts payable and accrued liabilities	(20,793)	27,819	14,421
Convertible notes	—	(152)	—
Lease obligations	—	—	107
	(19,076)	(37,820)	10,106

Changes in non-cash working capital relating to:
Operating	(5,259)	(41,626)	1,217
Investing	(11,319)	1,659	10,282
Financing	(2,498)	2,147	(1,393)
	(19,076)	(37,820)	10,106

Cash interest paid	6,094	13,753	919

The following table reconciles long-term debt to cash flows arising from financing activities:

Long-term debt(1)
Balance at February 28, 2018	7,000
Cash changes:
Proceeds from Credit Facilities	32,159
Proceeds from other debt instruments	8,546
Non-cash changes:
Promissory Note issued to repurchase shares	6,931
Balance at December 31, 2018	54,636
Cash changes:
Proceeds from Syndicated Credit Agreement, net of costs	82,687
Repayment of Credit Facilities	(32,871)
Proceeds from Term Debt Facility, net of costs	105,539
Repayment of other debt instruments	(56,173)
Debt acquired through acquisitions	33,618
Non-cash changes:
Accretion	3,030
Amortization of debt issue costs	892
Extinguishment of debt issue costs	488
Reclassification to derivative liability	(13,933)
Balance at December 31, 2019	177,913
Cash changes:
Repayment of Syndicated Credit Agreement	(84,000)
Syndicated Credit Agreement costs	(493)
Non-cash changes:
Term Debt Facility extinguished	(59,649)
Term Debt Facility disposed of as part of Bridge Farm consideration	(38,346)
Accretion	2,665
Amortization of debt issue costs	1,910
Balance at December 31, 2020	—
(1)	Long-term debt, including the current portion of long-term debt